N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001007571
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
RVS RAVA 5 Access_NY
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for early Withdrawals	The Contract does not have a surrender charge.	Charges – Surender Charged for Fixed Annuity Payout Plans
Transaction Charges	We do not assess any transaction charges.
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(varies by size of Contract Value)(1)	0.96%	0.96%
	Fund options (Funds fees and expenses)(2)	0.38%	1.84%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	0.35%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of average daily contract value in the Variable Account.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $2,675
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for early Withdrawals	The Contract does not have a surrender charge.	Charges – Surender Charged for Fixed Annuity Payout Plans

Transaction Charges [Text Block]
Transaction Charges	We do not assess any transaction charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(varies by size of Contract Value)(1)	0.96%	0.96%
	Fund options (Funds fees and expenses)(2)	0.38%	1.84%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	0.35%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of average daily contract value in the Variable Account.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $2,675
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.96%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.96%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily contract value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.84%
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.35%
Optional Benefits Footnotes [Text Block]	As a percentage of average daily contract value in the Variable Account.
Lowest Annual Cost [Dollars]	$ 1,225
Highest Annual Cost [Dollars]	$ 2,675
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under any Fixed Account investment options) investment options has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks The Variable Account and the Funds The Fixed Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life of NY, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks The General Account

Investment Restrictions [Text Block]	Subject to certain restrictions, you may transfer your Contract valueamong the subaccounts without charge at any time before the annuitization start date, and once per contract year after the annuitization start date.•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Optional Benefit Restrictions [Text Block]	We may stop offering an optional benefit at any time for new sales.
Tax Implications [Text Block]	Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee Table and Examples
Transaction ExpensesSurrender Charge for Fixed Annuity Payout Plans(As a percentage of the present value of the remaining guaranteed payouts.)
Number of Completed Years Since Annuitization*	Surrender charge percentage
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization. The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract ExpensesAdministrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $50	Current: $50
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.Base Contract Expenses(1) (As a percentage of average daily contract value in the variable account)
Standard Death Benefit	Maximum/Current: 0.95%
(1) Base Contract Expenses are called Mortality and Expense Risk Fees in the Contract and elsewhere in this prospectus.Optional Benefit Expenses Optional Death Benefits You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
Annual Fund Expenses(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	1.84
(1)Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Annual Contract Expenses [Table Text Block]	Administrative Expenses (assessed annually and upon full surrender)
Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses are called Mortality and Expense Risk Fees in the Contract and elsewhere in this prospectus.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses(1)
Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.38%
Portfolio Company Expenses Maximum [Percent]	1.84%
Portfolio Company Expenses, Footnotes [Text Block]	Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,269
Surrender Expense, 1 Year, Minimum [Dollars]	1,413
Surrender Expense, 3 Years, Maximum [Dollars]	9,879
Surrender Expense, 3 Years, Minimum [Dollars]	4,290
Surrender Expense, 5 Years, Maximum [Dollars]	16,726
Surrender Expense, 5 Years, Minimum [Dollars]	7,380
Surrender Expense, 10 Years, Maximum [Dollars]	34,942
Surrender Expense, 10 Years, Minimum [Dollars]	16,144
Annuitized Expense, 1 Year, Maximum [Dollars]	3,219
Annuitized Expense, 1 Year, Minimum [Dollars]	1,363
Annuitized Expense, 3 Years, Maximum [Dollars]	9,829
Annuitized Expense, 3 Years, Minimum [Dollars]	4,240
Annuitized Expense, 5 Years, Maximum [Dollars]	16,676
Annuitized Expense, 5 Years, Minimum [Dollars]	7,330
Annuitized Expense, 10 Years, Maximum [Dollars]	34,892
Annuitized Expense, 10 Years, Minimum [Dollars]	16,094
No Surrender Expense, 1 Year, Maximum [Dollars]	3,219
No Surrender Expense, 1 Year, Minimum [Dollars]	1,363
No Surrender Expense, 3 Years, Maximum [Dollars]	9,829
No Surrender Expense, 3 Years, Minimum [Dollars]	4,240
No Surrender Expense, 5 Years, Maximum [Dollars]	16,676
No Surrender Expense, 5 Years, Minimum [Dollars]	7,330
No Surrender Expense, 10 Years, Maximum [Dollars]	34,892
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 16,094
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractRisk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract. Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below. Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments. Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data;•theft, misuse or dissemination of data to the public, including your information we hold; and•denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches. Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to or from the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a
purchase payment, not
transferred contract value
•Only 6-month and 12-month
options are available
•Transfers occur on a
monthly basis and the first
monthly transfer occurs one
day after we receive your
purchase payment

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Contract Value to
participate.
•We require 30 days notice
for you to change or cancel
the program
•You can request rebalancing
to be done either quarterly,
semiannually or annually

Income Guide	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A
•Contractowners must be at
least age 50 and no older
than age 85
•Available only if the servicing
broker-dealer on your
contract is Ameriprise
Financial Services, LLC
•Not available if you are
making substantially equal
withdrawals
•Not available if you have
more than one systematic
withdrawal program in place
•Systematic withdrawals
must be set up according to
the all the terms of Income
Guide
•Your contract cannot have
any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes on all or a portion of the amounts surrendered
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death
Benefit (For
applications
dated prior to
12/5/22,
available for
contract owners
age 79 and
younger. For
applications
dated on or after
12/5/22,
available for
contract owners
age 80 and
younger.)
	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	N/A	N/A
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit.

Standard Death
Benefit (For
applications
dated prior to
12/5/22,
available for
contract owners
age 80 and older.
For applications
dated on or after
12/5/22,
available for
contract owners
age 81 and
older.)
	Provides a guaranteed death benefit equal to the Contract Value	N/A	N/A	•Annuitizing the Contract terminates the benefit.
Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	0.35% of average daily variable account value	0.35%
•For applications dated on or
after 12/05/2022, available
if any owner is age 81 and
older
•For applications dated prior
to 12/05/2022, available if
any owner is age 80 and
older
•Must be elected at contract
issue
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily variable account value	0.25%
•Available to owners age 79
and younger
•Must be elected at contract
issue
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday.
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant.
•Annuitizing the Contract
terminates the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily variable account value	0.10%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to or from the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a
purchase payment, not
transferred contract value
•Only 6-month and 12-month
options are available
•Transfers occur on a
monthly basis and the first
monthly transfer occurs one
day after we receive your
purchase payment

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Contract Value to
participate.
•We require 30 days notice
for you to change or cancel
the program
•You can request rebalancing
to be done either quarterly,
semiannually or annually

Income Guide	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A
•Contractowners must be at
least age 50 and no older
than age 85
•Available only if the servicing
broker-dealer on your
contract is Ameriprise
Financial Services, LLC
•Not available if you are
making substantially equal
withdrawals
•Not available if you have
more than one systematic
withdrawal program in place
•Systematic withdrawals
must be set up according to
the all the terms of Income
Guide
•Your contract cannot have
any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes on all or a portion of the amounts surrendered
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death
Benefit (For
applications
dated prior to
12/5/22,
available for
contract owners
age 79 and
younger. For
applications
dated on or after
12/5/22,
available for
contract owners
age 80 and
younger.)
	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	N/A	N/A
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit.

Standard Death
Benefit (For
applications
dated prior to
12/5/22,
available for
contract owners
age 80 and older.
For applications
dated on or after
12/5/22,
available for
contract owners
age 81 and
older.)
	Provides a guaranteed death benefit equal to the Contract Value	N/A	N/A	•Annuitizing the Contract terminates the benefit.
Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	0.35% of average daily variable account value	0.35%
•For applications dated on or
after 12/05/2022, available
if any owner is age 81 and
older
•For applications dated prior
to 12/05/2022, available if
any owner is age 80 and
older
•Must be elected at contract
issue
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily variable account value	0.25%
•Available to owners age 79
and younger
•Must be elected at contract
issue
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday.
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant.
•Annuitizing the Contract
terminates the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily variable account value	0.10%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A:Funds Available Under the ContractThe following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1,2] AllianceBernstein L.P.	1.10%[3]	(18.68%)	(0.10%)	3.08%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	(28.69%)	11.26%	14.79%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B) (previously AB VPS Growth and Income Portfolio (Class B))[4] AllianceBernstein L.P.	0.84%	(4.42%)	7.82%	11.09%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B)[4] AllianceBernstein L.P.	1.15%[3]	(27.17%)	7.72%	9.99%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2[2] Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[3]	(20.81%)	7.86%	10.68%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.19%	(34.42%)	7.09%	10.58%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[3]	17.32%	3.38%	-
Seeks capital growth.	American Century VP International, Class II4 American Century Investment Management, Inc.	1.25%[3]	(24.86%)	2.16%	4.78%
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value, Class II4 American Century Investment Management, Inc.	1.01%	(1.38%)	6.61%	10.84%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class II American Century Investment Management, Inc.	0.88%[3]	0.31%	7.68%	10.41%
Seeks long-term growth of captial.	BlackRock Advantage SMID Cap V.I. Fund (Class III)[4] BlackRock Advisors, LLC	0.80%[3]	(16.68%)	6.30%	10.25%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.	1.01%[3]	(16.07%)	3.25%	4.81%
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares[4] BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, sub-adviser.	0.93%	(23.06%)	9.06%	11.08%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio - Class F4 Calvert Research and Management	0.68%[3]	(14.75%)	1.14%	3.84%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	Calvert VP Nasdaq 100 Index Portfolio - Class F4 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.73%[3]	(32.81%)	11.55%	15.61%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F4 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.60%[3]	(20.67%)	3.65%	8.34%
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio - Class F4 Calvert Research and Management	0.89%	(15.47%)	6.13%	7.28%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.99%[3]	(16.87%)	5.24%	7.84%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.87%[3]	(16.74%)	5.35%	7.96%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%	18.70%	7.37%	-
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%[3]	(18.85%)	8.17%	11.84%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.92%	(18.94%)	7.90%	11.70%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[3]	(1.39%)	7.82%	9.79%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%	(16.16%)	(1.87%)	0.43%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[3]	(33.07%)	(3.27%)	1.29%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.84%[3]	(13.63%)	(0.91%)	(1.43%)
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59%[3]	1.12%	0.85%	0.45%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[3]	(10.78%)	2.14%	3.61%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[3]	(10.22%)	1.97%	3.39%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.75%	(17.20%)	0.20%	1.15%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[3]	(31.53%)	8.94%	12.31%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	(18.54%)	8.83%	11.94%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	(18.45%)	8.97%	12.07%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.66%[3]	(6.36%)	1.04%	1.12%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.74%[3]	(27.70%)	(1.58%)	-
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	(14.90%)	1.13%	3.96%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)[4] Columbia Management Investment Advisers, LLC	0.92%	(19.80%)	-	-
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	(2.06%)	7.84%	11.83%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[3]	(31.01%)	6.78%	9.89%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[3]	(9.66%)	7.74%	10.60%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[3]	(14.93%)	4.38%	9.12%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)[4] Columbia Management Investment Advisers, LLC	1.21%[3]	(31.86%)	14.35%	18.39%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund (Class 2)[4] Columbia Management Investment Advisers, LLC	1.13%[3]	(8.97%)	4.74%	9.45%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%[3]	(11.52%)	0.98%	2.10%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	(14.32%)	(0.81%)	0.59%
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.75%	(15.51%)	(0.20%)	0.97%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.85%[3]	(17.69%)	0.02%	1.13%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.05%	(24.33%)	3.77%	4.44%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - MFS® Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.87%[3]	(6.36%)	7.07%	10.74%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Morgan Stanley Advantage Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.	0.95%	(41.21%)	5.14%	10.07%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	(28.19%)	7.42%	12.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	(5.17%)	6.75%	8.92%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.74%	(14.31%)	(0.08%)	0.71%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.06%	(3.00%)	9.57%	12.81%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.07%[3]	(25.79%)	8.47%	9.91%
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy, Class II Ivy Investment Management Company	0.87%[3]	(14.71%)	4.32%	4.46%
Seeks high current income.	Delaware VIP® Fund for Income Series - Service Class[4,5] Delaware Management Company, adviser; Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Europe Limited, subadvisers.	1.04%[3]	-	-	-
Seeks long-term capital growth.	Delaware VIP® International Series - Service Class[4] Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.	1.16%[3]	(17.60%)	-	-
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.21%	(7.74%)	2.50%	2.14%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class[4] Eaton Vance Management	1.17%	(2.74%)	1.93%	2.52%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	(26.49%)	8.39%	11.15%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Service Class 2[4] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.17%	(20.37%)	1.46%	4.35%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Service Class 2[4] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.89%	62.87%	6.94%	4.54%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio Service Class 2[4] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.77%	(5.17%)	8.58%	11.30%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Service Class 2[4] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.88%	(38.32%)	12.80%	14.81%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2[4] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.07%	(26.57%)	3.03%	6.98%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2[4] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.65%	(13.21%)	0.38%	1.28%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.86%	(14.97%)	5.68%	9.69%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.92%	(11.52%)	1.09%	2.20%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2[2] Franklin Advisers, Inc.	0.71%	(5.47%)	4.30%	5.51%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 4[4] Franklin Advisers, Inc.	0.81%	(5.59%)	4.19%	5.40%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund - Class 4[4] Franklin Mutual Advisers, LLC	1.29%	(4.85%)	3.56%	6.50%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2[2] Franklin Mutual Advisers, LLC	0.94%	(7.43%)	3.15%	6.73%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2[2] Franklin Mutual Advisers, LLC	0.91%[3]	(10.06%)	5.48%	9.09%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 4[4] Franklin Mutual Advisers, LLC	1.01%[3]	(10.11%)	5.37%	8.98%
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares[2,6] Goldman Sachs Asset Management, L.P.	1.36%[3]	(6.61%)	1.00%	-
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares[4,6] Goldman Sachs Asset Management, L.P.	1.21%[3]	(6.54%)	1.15%	-
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares[4] Goldman Sachs Asset Management, L.P.	1.06%[3]	(19.64%)	4.07%	8.93%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares Invesco Advisers, Inc.	1.13%[3]	(14.52%)	1.94%	3.29%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Shares[4] Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund, Series II Shares[4] Invesco Advisers, Inc.	0.86%[3]	(14.68%)	(0.04%)	1.87%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.06%	(31.94%)	2.59%	7.59%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares[2] Invesco Advisers, Inc.	1.16%[3]	(11.71%)	(1.53%)	0.38%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.12%	(16.04%)	6.74%	10.60%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund, Series II Shares[4] Invesco Advisers, Inc.	1.23%	(40.11%)	6.04%	10.17%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.86%	(16.62%)	6.42%	8.16%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[3]	(13.90%)	0.25%	1.10%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio: Service Shares[4] Janus Henderson Investors US LLC	0.80%	(33.73%)	9.48%	12.72%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio: Service Shares[4] Janus Henderson Investors US LLC	0.97%	(37.12%)	10.28%	15.34%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio: Service Shares[4] Janus Henderson Investors US LLC	1.14%	(8.84%)	5.20%	3.72%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares[2] Janus Henderson Investors US LLC	0.81%	(30.06%)	7.90%	11.16%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares[4] Lazard Asset Management, LLC	1.38%	(15.12%)	(3.19%)	(0.12%)
Seeks long-term capital appreciation.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares[1] Lazard Asset Management, LLC	1.05%[3]	(17.38%)	0.52%	4.55%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC4 Lord, Abbett & Co LLC	0.89%	(12.80%)	1.01%	3.65%
Seeks a high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC4 Lord, Abbett & Co LLC	0.84%	(5.06%)	0.92%	-
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP - JPMorgan U.S.Equity Fund - Service Class (not available for purchase on or after 5/1/2023)[4] Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.	0.92%	(18.89%)	9.97%	12.93%
Seeks total return.	MFS® Global Real Estate Portfolio - Service Class[4] Massachusetts Financial Services Company	1.17%[3]	(27.14%)	3.23%	5.65%
Seeks capital appreciation.	MFS® International Growth Portfolio - Service Class[4] Massachusetts Financial Services Company	1.13%[3]	(15.18%)	4.24%	6.03%
Seeks capital appreciation.	MFS® Research International Portfolio - Service Class[4] Massachusetts Financial Services Company	1.21%[3]	(17.80%)	2.43%	4.42%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.03%[3]	0.48%	8.73%	8.35%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[3]	(62.97%)	5.10%	7.87%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.17%[3]	(18.65%)	7.14%	10.64%
Seeks long-term growth of capital and income generation.	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.06%[3]	(11.28%)	4.01%	-
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[6] Pacific Investment Management Company LLC (PIMCO)	1.64%[3]	(11.87%)	3.12%	3.15%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[2,6] Pacific Investment Management Company LLC (PIMCO)	1.30%[3]	(18.40%)	3.43%	3.02%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.77%	(14.39%)	(0.28%)	0.82%
Seeks capital appreciation.	Putnam VT Global Health Care Fund - Class IB Shares[4] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	1.01%	(4.67%)	11.38%	13.07%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB Shares[4] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	1.15%	(6.81%)	1.97%	4.19%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB Shares[4] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.82%	(3.13%)	9.26%	11.76%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB Shares[4] Putnam Investment Management, LLC. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	1.07%[3]	(34.03%)	5.71%	9.53%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Shares[4] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.91%	(22.91%)	10.48%	13.48%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2[2] Franklin Advisers, Inc.	0.77%[3]	(4.95%)	(2.32%)	(0.78%)
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[3]	(13.36%)	3.85%	-
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[6] Columbia Management Investment Advisers, LLC	1.04%	(18.19%)	3.89%	6.78%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[6] Columbia Management Investment Advisers, LLC	0.87%[3]	(15.55%)	0.40%	1.98%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2) Columbia Management Investment Advisers, LLC	1.03%[3]	(17.39%)	1.62%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,6] Columbia Management Investment Advisers, LLC	0.99%	(17.22%)	3.29%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,6] Columbia Management Investment Advisers, LLC	0.95%	(15.99%)	0.32%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,6] Columbia Management Investment Advisers, LLC	0.97%	(17.07%)	0.81%	-
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,6] Columbia Management Investment Advisers, LLC	1.02%	(19.43%)	1.83%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,6] Columbia Management Investment Advisers, LLC	0.98%	(18.15%)	1.44%	4.03%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[6] Columbia Management Investment Advisers, LLC	0.96%	(16.61%)	2.39%	4.48%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[6] Columbia Management Investment Advisers, LLC	0.99%	(17.59%)	3.10%	5.61%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[6] Columbia Management Investment Advisers, LLC	0.92%	(16.09%)	1.40%	3.22%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.72%	(13.60%)	(0.13%)	0.79%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%	(17.55%)	7.57%	10.53%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.07%	(19.64%)	(0.09%)	2.79%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.10%[3]	(26.87%)	0.17%	3.60%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.09%[3]	(11.75%)	(2.48%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	1.10%[3]	(29.13%)	4.04%	7.31%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.06%[3]	(13.16%)	2.88%	6.74%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,6] Columbia Management Investment Advisers, LLC	0.94%	(16.74%)	1.20%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,6] Columbia Management Investment Advisers, LLC	0.93%	(18.73%)	2.59%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,6] Columbia Management Investment Advisers, LLC	0.93%	(17.54%)	1.99%	-
Seeks long-term capital appreciation.	Wanger Acorn[4] Columbia Wanger Asset Management, LLC	0.95%[3]	(33.46%)	3.06%	8.21%
Seeks long-term capital appreciation.	Wanger International[4] Columbia Wanger Asset Management, LLC	1.20%[3]	(33.84%)	(0.78%)	3.97%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	1.04%	(13.87%)	0.37%	2.26%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	Not available for contracts with applications signed on or after 12/5/2022.
RVS RAVA 5 Access_NY | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.
RVS RAVA 5 Access_NY | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract.
RVS RAVA 5 Access_NY | SubaccountRiskMember
Prospectus:
Principal Risk [Text Block]	Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
RVS RAVA 5 Access_NY | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
RVS RAVA 5 Access_NY | InvestmentRestrictionsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
RVS RAVA 5 Access_NY | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
RVS RAVA 5 Access_NY | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
RVS RAVA 5 Access_NY | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
RVS RAVA 5 Access_NY | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data;•theft, misuse or dissemination of data to the public, including your information we hold; and•denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
RVS RAVA 5 Access_NY | PotentialAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
RVS RAVA 5 Access_NY | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract including loss of principal.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
RVS RAVA 5 Access_NY | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
RVS RAVA 5 Access_NY | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each investment option (including under any Fixed Account investment options) investment options has its own unique risks.•You should review the investment options before making any investment decisions.
RVS RAVA 5 Access_NY | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life of NY, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
RVS RAVA 5 Access_NY | ABVPSDynamicAssetAllocationPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.08%
RVS RAVA 5 Access_NY | ABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(28.69%)
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	14.79%
RVS RAVA 5 Access_NY | ABVPSRelativeValuePortfolioClassBpreviouslyABVPSGrowthandIncomePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio (Class B) (previously AB VPS Growth and Income Portfolio (Class B))
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.09%
RVS RAVA 5 Access_NY | ABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
RVS RAVA 5 Access_NY | AllspringVTOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring VT Opportunity Fund - Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC, sub-adviser.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.81%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	10.68%
RVS RAVA 5 Access_NY | AllspringVTSmallCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring VT Small Cap Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC, sub-adviser.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(34.42%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	10.58%
RVS RAVA 5 Access_NY | ALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).
Portfolio Company Name [Text Block]	ALPS | Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
RVS RAVA 5 Access_NY | AmericanCenturyVPInternationalClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	American Century VP International, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(24.86%)
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	4.78%
RVS RAVA 5 Access_NY | AmericanCenturyVPMidCapValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(1.38%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	10.84%
RVS RAVA 5 Access_NY | AmericanCenturyVPValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century VP Value, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%
RVS RAVA 5 Access_NY | BlackRockAdvantageSMIDCapVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of captial.
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.68%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	10.25%
RVS RAVA 5 Access_NY | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC, adviser;
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited, sub-adviser.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
RVS RAVA 5 Access_NY | BNYMellonSustainableUSEquityPortfolioIncServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc., adviser;
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited, sub-adviser.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(23.06%)
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	11.08%
RVS RAVA 5 Access_NY | CalvertVPEAFEInternationalIndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Portfolio Company Name [Text Block]	Calvert VP EAFE International Index Portfolio - Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.84%
RVS RAVA 5 Access_NY | CalvertVPNasdaq100IndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.
Portfolio Company Name [Text Block]	Calvert VP Nasdaq 100 Index Portfolio - Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser;
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(32.81%)
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	15.61%
RVS RAVA 5 Access_NY | CalvertVPRussell2000SmallCapIndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Portfolio Company Name [Text Block]	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser;
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(20.67%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.34%
RVS RAVA 5 Access_NY | CalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.47%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.28%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioBalancedFundClass2availableforcontractapplicationssignedonorafter532021Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.87%)
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.84%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioBalancedFundClass3availableforcontractapplicationssignedpriorto532021Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.74%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	7.96%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	7.37%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioContrarianCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.85%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.84%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioDisciplinedCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(18.94%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.70%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioDividendOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(1.39%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	9.79%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(16.16%)
Average Annual Total Returns, 5 Years [Percent]	(1.87%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioEmergingMarketsFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(33.07%)
Average Annual Total Returns, 5 Years [Percent]	(3.27%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioGlobalStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(13.63%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	(1.43%)
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioGovernmentMoneyMarketFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.45%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioHighYieldBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(10.78%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.61%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioIncomeOpportunitiesFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(10.22%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	3.39%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.20%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.15%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioLargeCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.53%)
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	12.31%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioLargeCapIndexFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	11.94%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioLargeCapIndexFundClass3availableforcontractapplicationssignedpriorto532021Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	12.07%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioLimitedDurationCreditFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(6.36%)
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.12%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioLongGovernmentCreditBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(27.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.58%)
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioOverseasCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	3.96%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioSelectLargeCapEquityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(19.80%)
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioSelectLargeCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(2.06%)
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	11.83%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioSelectMidCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(31.01%)
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	9.89%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioSelectMidCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioSelectSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(14.93%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	9.12%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioSeligmanGlobalTechnologyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(31.86%)
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(8.97%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	9.45%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
RVS RAVA 5 Access_NY | ColumbiaVariablePortfolioUSGovernmentMortgageFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
RVS RAVA 5 Access_NY | CTIVPAmericanCenturyDiversifiedBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income.
Portfolio Company Name [Text Block]	CTIVP® - American Century Diversified Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.51%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
RVS RAVA 5 Access_NY | CTIVPBlackRockGlobalInflationProtectedSecuritiesFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Name [Text Block]	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(17.69%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
RVS RAVA 5 Access_NY | CTIVPCenterSquareRealEstateFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - CenterSquare Real Estate Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(24.33%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	4.44%
RVS RAVA 5 Access_NY | CTIVPMFSValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - MFS® Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company, subadviser.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(6.36%)
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	10.74%
RVS RAVA 5 Access_NY | CTIVPMorganStanleyAdvantageFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Morgan Stanley Advantage Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc., subadviser.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(41.21%)
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	10.07%
RVS RAVA 5 Access_NY | CTIVPPrincipalBlueChipGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Principal Blue Chip Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC, subadviser.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(28.19%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	12.38%
RVS RAVA 5 Access_NY | CTIVPTRowePriceLargeCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Name [Text Block]	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	8.92%
RVS RAVA 5 Access_NY | CTIVPTCWCorePlusBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - TCW Core Plus Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.31%)
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
RVS RAVA 5 Access_NY | CTIVPVictorySycamoreEstablishedValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	CTIVP® - Victory Sycamore Established Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc., subadviser.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(3.00%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	12.81%
RVS RAVA 5 Access_NY | CTIVPWestfieldMidCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Westfield Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(25.79%)
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	9.91%
RVS RAVA 5 Access_NY | DelawareIvyVIPAssetStrategyClassIIpreviouslyIvyVIPAssetStrategyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy, Class II
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
RVS RAVA 5 Access_NY | DelawareVIPFundforIncomeSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income.
Portfolio Company Name [Text Block]	Delaware VIP® Fund for Income Series - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser;
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Europe Limited, subadvisers.
Current Expenses [Percent]	1.04%
RVS RAVA 5 Access_NY | DelawareVIPInternationalSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Delaware VIP® International Series - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser;
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(17.60%)
RVS RAVA 5 Access_NY | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP, Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc., adviser;
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C., subadvisor.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
RVS RAVA 5 Access_NY | EatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.74%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.52%
RVS RAVA 5 Access_NY | FidelityVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
RVS RAVA 5 Access_NY | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
RVS RAVA 5 Access_NY | FidelityVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
RVS RAVA 5 Access_NY | FidelityVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
RVS RAVA 5 Access_NY | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
RVS RAVA 5 Access_NY | FidelityVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.57%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
RVS RAVA 5 Access_NY | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
RVS RAVA 5 Access_NY | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
RVS RAVA 5 Access_NY | FidelityVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
RVS RAVA 5 Access_NY | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
RVS RAVA 5 Access_NY | FranklinIncomeVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(5.59%)
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	5.40%
RVS RAVA 5 Access_NY | FranklinMutualGlobalDiscoveryVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund - Class 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(4.85%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	6.50%
RVS RAVA 5 Access_NY | FranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
RVS RAVA 5 Access_NY | FranklinSmallCapValueVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
RVS RAVA 5 Access_NY | FranklinSmallCapValueVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.11%)
Average Annual Total Returns, 5 Years [Percent]	5.37%
Average Annual Total Returns, 10 Years [Percent]	8.98%
RVS RAVA 5 Access_NY | GoldmanSachsVITMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(6.61%)
Average Annual Total Returns, 5 Years [Percent]	1.00%
RVS RAVA 5 Access_NY | GoldmanSachsVITMultiStrategyAlternativesPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(6.54%)
Average Annual Total Returns, 5 Years [Percent]	1.15%
RVS RAVA 5 Access_NY | GoldmanSachsVITSmallCapEquityInsightsFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
RVS RAVA 5 Access_NY | InvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
RVS RAVA 5 Access_NY | InvescoVIComstockFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
RVS RAVA 5 Access_NY | InvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, comprised of current income and capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
RVS RAVA 5 Access_NY | InvescoVIGlobalFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
RVS RAVA 5 Access_NY | InvescoVIGlobalStrategicIncomeFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(1.53%)
Average Annual Total Returns, 10 Years [Percent]	0.38%
RVS RAVA 5 Access_NY | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
RVS RAVA 5 Access_NY | InvescoVITechnologyFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(40.11%)
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	10.17%
RVS RAVA 5 Access_NY | JanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
RVS RAVA 5 Access_NY | JanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
RVS RAVA 5 Access_NY | JanusHendersonFortyPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
RVS RAVA 5 Access_NY | JanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
RVS RAVA 5 Access_NY | JanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
RVS RAVA 5 Access_NY | JanusHendersonResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Research Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(30.06%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.16%
RVS RAVA 5 Access_NY | LazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.19%)
Average Annual Total Returns, 10 Years [Percent]	(0.12%)
RVS RAVA 5 Access_NY | LazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
RVS RAVA 5 Access_NY | LordAbbettSeriesFundBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
RVS RAVA 5 Access_NY | LordAbbettSeriesFundShortDurationIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
RVS RAVA 5 Access_NY | LVIPJPMorganUSEquityFundServiceClassnotavailableforpurchaseonorafter512023Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high total return from a portfolio of selected equity securities.
Portfolio Company Name [Text Block]	LVIP - JPMorgan U.S.Equity Fund - Service Class (not available for purchase on or after 5/1/2023)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation, adviser;
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc., subadviser.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(18.89%)
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	12.93%
RVS RAVA 5 Access_NY | MFSGlobalRealEstatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(27.14%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.65%
RVS RAVA 5 Access_NY | MFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
RVS RAVA 5 Access_NY | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
RVS RAVA 5 Access_NY | MFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
RVS RAVA 5 Access_NY | MorganStanleyVIFDiscoveryPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Discovery Portfolio, Class II Shares
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(62.97%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	7.87%
RVS RAVA 5 Access_NY | NeubergerBermanAMTSustainableEquityPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(18.65%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.64%
RVS RAVA 5 Access_NY | NeubergerBermanAMTUSEquityIndexPutWriteStrategyPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income generation.
Portfolio Company Name [Text Block]	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.28%)
Average Annual Total Returns, 5 Years [Percent]	4.01%
RVS RAVA 5 Access_NY | PIMCOVITAllAssetPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
RVS RAVA 5 Access_NY | PIMCOVITGlobalManagedAssetAllocationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(18.40%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	3.02%
RVS RAVA 5 Access_NY | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
RVS RAVA 5 Access_NY | PutnamVTGlobalHealthCareFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor.
Portfolio Company Subadviser [Text Block]	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.67%)
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	13.07%
RVS RAVA 5 Access_NY | PutnamVTInternationalValueFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor.
Portfolio Company Subadviser [Text Block]	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
RVS RAVA 5 Access_NY | PutnamVTLargeCapValueFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor.
Portfolio Company Subadviser [Text Block]	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
RVS RAVA 5 Access_NY | PutnamVTSustainableFutureFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(34.03%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	9.53%
RVS RAVA 5 Access_NY | PutnamVTSustainableLeadersFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
RVS RAVA 5 Access_NY | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
RVS RAVA 5 Access_NY | VanEckVIPGlobalGoldFundClassSSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Portfolio Company Name [Text Block]	VanEck VIP Global Gold Fund (Class S Shares)
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
RVS RAVA 5 Access_NY | VariablePortfolioAggressivePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	6.78%
RVS RAVA 5 Access_NY | VariablePortfolioConservativePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.55%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	1.98%
RVS RAVA 5 Access_NY | VariablePortfolioManagedRiskFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(17.39%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
RVS RAVA 5 Access_NY | VariablePortfolioManagedRiskUSFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.22%)
Average Annual Total Returns, 5 Years [Percent]	3.29%
RVS RAVA 5 Access_NY | VariablePortfolioManagedVolatilityConservativeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
RVS RAVA 5 Access_NY | VariablePortfolioManagedVolatilityConservativeGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.07%)
Average Annual Total Returns, 5 Years [Percent]	0.81%
RVS RAVA 5 Access_NY | VariablePortfolioManagedVolatilityGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(19.43%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
RVS RAVA 5 Access_NY | VariablePortfolioManagedVolatilityModerateGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(18.15%)
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	4.03%
RVS RAVA 5 Access_NY | VariablePortfolioModeratePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderate Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.61%)
Average Annual Total Returns, 5 Years [Percent]	2.39%
Average Annual Total Returns, 10 Years [Percent]	4.48%
RVS RAVA 5 Access_NY | VariablePortfolioModeratelyAggressivePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.59%)
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	5.61%
RVS RAVA 5 Access_NY | VariablePortfolioModeratelyConservativePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	3.22%
RVS RAVA 5 Access_NY | VariablePortfolioPartnersCoreBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	0.79%
RVS RAVA 5 Access_NY | VariablePortfolioPartnersCoreEquityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	10.53%
RVS RAVA 5 Access_NY | VariablePortfolioPartnersInternationalCoreEquityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	2.79%
RVS RAVA 5 Access_NY | VariablePortfolioPartnersInternationalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers LLC, adviser;
Portfolio Company Subadviser [Text Block]	William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(26.87%)
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	3.60%
RVS RAVA 5 Access_NY | VariablePortfolioPartnersInternationalValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(11.75%)
Average Annual Total Returns, 5 Years [Percent]	(2.48%)
Average Annual Total Returns, 10 Years [Percent]	1.99%
RVS RAVA 5 Access_NY | VariablePortfolioPartnersSmallCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(29.13%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	7.31%
RVS RAVA 5 Access_NY | VariablePortfolioPartnersSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(13.16%)
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	6.74%
RVS RAVA 5 Access_NY | VariablePortfolioUSFlexibleConservativeGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(16.74%)
Average Annual Total Returns, 5 Years [Percent]	1.20%
RVS RAVA 5 Access_NY | VariablePortfolioUSFlexibleGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.73%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
RVS RAVA 5 Access_NY | VariablePortfolioUSFlexibleModerateGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.54%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
RVS RAVA 5 Access_NY | WangerAcornMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(33.46%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	8.21%
RVS RAVA 5 Access_NY | WangerInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger International
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(33.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	3.97%
RVS RAVA 5 Access_NY | WesternAssetVariableGlobalHighYieldBondPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio - Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Adviser, LLC;
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(13.87%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	2.26%
RVS RAVA 5 Access_NY | ContractValueEqualsorExceeds50000Member
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 20
Administrative Expense, Current [Dollars]	$ 0
RVS RAVA 5 Access_NY | ROPPDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Name of Benefit [Text Block]	ROPP Death Benefit
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	•For applications dated on or after 12/05/2022, available if any owner is age 81 and older•For applications dated prior to 12/05/2022, available if any owner is age 80 and older•Must be elected at contractissue•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant•Annuitizing the Contractterminates the benefitName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	ROPP Death Benefit
RVS RAVA 5 Access_NY | MAVDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	MAV Death Benefit
Purpose of Benefit [Text Block]	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Available to owners age 79 and younger•Must be elected at contractissue•No longer eligible to increase on any contractanniversary on/after your 81st birthday.•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant.•Annuitizing the Contractterminates the benefit
Name of Benefit [Text Block]	MAV Death Benefit
RVS RAVA 5 Access_NY | FiveYearMAVDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Name of Benefit [Text Block]	5-year MAV Death Benefit
Purpose of Benefit [Text Block]	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	•Available to owners age 75 and younger•Must be elected at contractissue•No longer eligible to increase on any contractanniversary on/after your 81st birthday•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant•Annuitizing the Contractterminates the benefit
Name of Benefit [Text Block]	5-year MAV Death Benefit
RVS RAVA 5 Access_NY | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount among the subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Transfers not available to or from the Special DCA fixed account
Name of Benefit [Text Block]	Dollar Cost Averaging
RVS RAVA 5 Access_NY | SpecialDollarCostAveragingSDCAMember
Prospectus:
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
Purpose of Benefit [Text Block]	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be funded with a purchase payment, not transferred contract value•Only 6-month and 12-month options are available•Transfers occur on a monthly basis and the first monthly transfer occurs one day after we receive your purchase payment
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
RVS RAVA 5 Access_NY | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages
Brief Restrictions / Limitations [Text Block]	•You must have $2,000 in Contract Value to participate.•We require 30 days notice for you to change or cancel the program•You can request rebalancing to be done either quarterly, semiannually or annually
Name of Benefit [Text Block]	Asset Rebalancing
RVS RAVA 5 Access_NY | IncomeGuideMember
Prospectus:
Name of Benefit [Text Block]	Income Guide
Purpose of Benefit [Text Block]	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Contractowners must be at least age 50 and no older than age 85•Available only if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC•Not available if you are making substantially equal withdrawals•Not available if you have more than one systematic withdrawal program in place•Systematic withdrawals must be set up according to the all the terms of Income Guide•Your contract cannot have any loans
Name of Benefit [Text Block]	Income Guide
RVS RAVA 5 Access_NY | AutomatedPartialSurrendersSystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Automated Partial Surrenders/Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows automated partial surrenders from the contract
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Additional systematic payments are not allowed with automated partial surrenders•May result in income taxes on all or a portion of the amounts surrenderedName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Automated Partial Surrenders/Systematic Withdrawals
RVS RAVA 5 Access_NY | StandardDeathBenefitavailableforownersage79andyoungerMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (For applications dated prior to 12/5/22, available for contract owners age 79 and younger. For applications dated on or after 12/5/22, available for contract owners age 80 and younger.)
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant•Annuitizing the Contractterminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit (For applications dated prior to 12/5/22, available for contract owners age 79 and younger. For applications dated on or after 12/5/22, available for contract owners age 80 and younger.)
RVS RAVA 5 Access_NY | StandardDeathBenefitavailableforownersage80andyoungerMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (For applications dated prior to 12/5/22, available for contract owners age 80 and older. For applications dated on or after 12/5/22, available for contract owners age 81 and older.)
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the Contract Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Annuitizing the Contractterminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit (For applications dated prior to 12/5/22, available for contract owners age 80 and older. For applications dated on or after 12/5/22, available for contract owners age 81 and older.)
RVS RAVA 5 Access_NY | Standard Death Benefit [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%